Commitments and Contingencies - Schedule of Future Payments Under Non-cancelable Operating Lease (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Operating lease liabilities-current	$ 100,471
Operating Lease [Member]
2020 (10 months)	103,254
Total future minimum lease payments, undiscounted	103,254
Less imputed interest	(2,783)
Present value of lease liabilities	100,471
Operating lease liabilities-current	100,471
Operating lease liabilities-non-current
Total	$ 100,471